Derivative financial Instruments - Schedule of carrying amounts of derivative instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,186,950	475,864
Carrying amount of the hedging instruments, Asset	$ 63,690	$ 8,740
Carrying amount of the hedging instruments, Liability	(16,981)	(7,547)
Change in fair value used for calculating hedge ineffectiveness	50,631	(20,705)
Changes in the fair value of the hedging instrument recognised in OCI	49,482	(20,360)
Ineffectiveness recognised in profit or loss	(1,149)	345
Amount reclassified from the hedge reserve to profit or loss	4,914	4,012
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(1,224,849)	(490,222)
Change in the fair value of the hedged item used to recognise ineffectiveness	(49,482)	20,360
Cash flow hedge reserve	(7,141)	10,756
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	143	0
Carrying amount of the hedging instruments, Liability	$ (1)	$ (538)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	75,000	20,000
Carrying amount of the hedging instruments, Asset	$ 143	$ 0
Carrying amount of the hedging instruments, Liability	(1)	(538)
Change in fair value used for calculating hedge ineffectiveness	550	562
Changes in the fair value of the hedging instrument recognised in OCI	551	560
Ineffectiveness recognised in profit or loss	1	(2)
Amount reclassified from the hedge reserve to profit or loss	0	423
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(75,695)	(20,041)
Change in the fair value of the hedged item used to recognise ineffectiveness	(551)	(560)
Cash flow hedge reserve	(97)	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	41,677	8,740
Carrying amount of the hedging instruments, Liability	$ (16,980)	$ (7,009)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	922,777	455,864
Carrying amount of the hedging instruments, Asset	$ 41,677	$ 8,740
Carrying amount of the hedging instruments, Liability	(16,980)	(7,009)
Change in fair value used for calculating hedge ineffectiveness	28,211	(21,267)
Changes in the fair value of the hedging instrument recognised in OCI	27,061	(20,920)
Ineffectiveness recognised in profit or loss	(1,150)	347
Amount reclassified from the hedge reserve to profit or loss	4,914	0
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(943,942)	(470,181)
Change in the fair value of the hedged item used to recognise ineffectiveness	(27,061)	20,920
Cash flow hedge reserve	(8,836)	$ 10,756
Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	21,870
Carrying amount of the hedging instruments, Liability	$ 0
Currency risk [member] | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	180,639
Carrying amount of the hedging instruments, Asset	$ 21,833
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	21,833
Changes in the fair value of the hedging instrument recognised in OCI	21,833
Ineffectiveness recognised in profit or loss	0
Amount reclassified from the hedge reserve to profit or loss	0
Carrying amount of hedged items,Asset	0
Carrying amount of hedged items , liabilities	(196,646)
Change in the fair value of the hedged item used to recognise ineffectiveness	(21,833)
Cash flow hedge reserve	$ 1,836
Currency risk [member] | Loans at amortized cost
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		0
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		0
Changes in the fair value of the hedging instrument recognised in OCI		0
Ineffectiveness recognised in profit or loss		0
Amount reclassified from the hedge reserve to profit or loss		$ 3,589
Currency risk [member] | Time Deposits
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	8,534
Carrying amount of the hedging instruments, Asset	$ 37
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	37
Changes in the fair value of the hedging instrument recognised in OCI	37
Ineffectiveness recognised in profit or loss	0
Amount reclassified from the hedge reserve to profit or loss	0
Carrying amount of hedged items,Asset	0
Carrying amount of hedged items , liabilities	(8,566)
Change in the fair value of the hedged item used to recognise ineffectiveness	(37)
Cash flow hedge reserve	$ (44)